Net Loss per Share (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Nov. 04, 2025
Net Loss per Share
Potentially dilutive securities were excluded from the computation of diluted net loss per share	138,072	0	121,520	0
Exercise price of warrant					$ 10.35
Term of warrants						6 months
Representative's Warrants
Net Loss per Share
Number of shares in exchange of warrants					121,520
Representative's Warrants
Net Loss per Share
Potentially dilutive securities were excluded from the computation of diluted net loss per share	121,520		121,520